CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Construction Contracts [Abstract]
Contract costs incurred to date	$ 11,938	$ 13,272
Profit recognized to date (less recognized losses)	(99)	117
Contract costs incurred and profit recognized (less recognized losses)	11,839	13,389
Less: progress billings	(12,213)	(13,723)
Contract work in progress (liability)	(374)	(334)
Comprising:
Amounts due from customers – work in progress	167	167
Amounts due to customers – creditors	(541)	(501)
Contract work in progress (liability)	$ (374)	$ (334)